Financial Instruments	12 Months Ended
Dec. 31, 2020
Financial instruments [Abstract]
Financial Instruments	Financial Instruments
a)Derivative financial instruments
The Company has an interest rate swap agreement to manage the interest rate risk related to a tranche of the term loan with a notional amount of $160.0, both maturing on June 27, 2023. The swap agreement has the effect of converting the variable interest rate on the term loan, based on a bankers’ acceptance rate, into a fixed interest rate of 2.295%, plus applicable basis points spread. The change in fair value of the interest rate swap, estimated using market rates at December 31, 2020, is an unrealized loss of $5.4 ($4.1 net of tax) (2019 - $1.5 ($1.1 net of tax)). The Company has designated the swap as a cash flow hedge against a tranche of the term loan; therefore, the unrealized gains and losses relating to the swap are recorded in other comprehensive (loss) income and in the statement of financial position as other assets or other liabilities.

There is an economic relationship between the interest rate swap and this tranche of the term loan because the terms of the two instruments match (i.e., notional amount, maturity, payment, and reset dates). The Company has established a hedge ratio of 1:1 for the hedging relationship as the underlying risk of the interest rate swap is identical to the hedged risk component.

Hedge ineffectiveness could arise due to a renegotiation or amendment to terms of the hedged tranche of the term loan which could create a mismatch in the notional amount or term. In the event the hedging relationship is no longer effective or ceases to exist, the gains and losses will be recorded in income.

As at December 31, 2020, the Company has a foreign currency forward contract to purchase USD$75.0 for CAD$96.0 equivalent on the trade date that matures on February 5, 2021. The contract was entered to mitigate the risk of foreign currency fluctuations. The fair value of these contracts, estimated using market rates as at December 31, 2020, is an unrealized loss of $0.5 and was recorded in foreign exchange losses and in the consolidated statement of financial position within trade and other payables.

b)Nature and extent of risks
The COVID-19 pandemic, as described in note 5, has generally increased the nature and extent of risks arising from financial instruments that the Company is exposed to. Management expects that the COVID-19 pandemic will most significantly impact credit risk, liquidity risk, and price risk. The extent to which these risks will be impacted is being closely monitored and is expected to change as the situation continues to develop. Management will continue to evaluate the Company’s risk exposure and will adjust its risk management approach as necessary.

Credit risk
Assets that subject the Company to credit risk consist primarily of cash and deposits, trade and other receivables, unbilled receivables, contract assets, investments held for self-insured liabilities, holdbacks on long-term contracts, and other financial assets. The Company’s maximum amount of credit risk exposure is limited to the carrying amount of these assets, which at December 31, 2020, was $1,649.6 (2019 – $1,682.4).

The Company limits its exposure to credit risk by placing its cash and cash equivalents in high-quality credit institutions. Investments held for self-insured liabilities include corporate bonds and equity securities. The Company believes the risk associated with corporate bonds and equity securities is mitigated by the overall quality and mix of the Company’s investment portfolio. Substantially all bonds held by the Company are investment grade, and none are past due. The Company monitors changes in credit risk by tracking published external credit ratings.

The Company mitigates the risk associated with trade and other receivables, unbilled receivables, contract assets, and holdbacks on long-term contracts by providing services to diverse clients in various industries and sectors of the economy. In addition, management reviews trade and other receivables past due on an ongoing basis to identify matters that could potentially delay the collection of funds at an early stage. The Company does not concentrate its credit risk in any particular client, industry, or economic or geographic sector.

The Company monitors trade receivables to an internal target of days of revenue in trade receivables. At December 31, 2020, the days of revenue in trade receivables was 58 (2019 – 61).

The lifetime ECLs relating to financial assets are outlined in the table below:

	Total	1–30	31–60	61–90	91–120	121+
December 31, 2020	$	$	$	$	$	$
Expected loss rate		0.12%	0.16%	0.38%	0.76%	1.52%
Gross carrying amount	1,180.9	864.7	160.3	60.9	25.9	69.1
Loss allowance provision, end of the year	3.7	1.3	0.3	0.2	0.3	1.6
December 31, 2019
Expected loss rate		0.10%	0.13%	0.30%	0.59%	1.05%
Gross carrying amount	1,308.3	914.7	221.1	63.5	27.8	81.2
Loss allowance provision, end of the year	2.8	1.1	0.2	0.2	0.3	1.0

During 2020, $2.0 trade receivables were written off (2019 – $1.7) and the Company had no recoveries from the collection of accounts receivable previously written off.

Bonds carried at FVOCI are considered to be low risk; therefore, the impairment provision is determined to be the 12-month ECL. To the extent that the credit risk for any instruments significantly increases since initial acquisition, the impairment provision is determined using the lifetime ECL.

Liquidity risk
The Company meets its liquidity needs through various sources, including cash generated from operations, issuing senior unsecured notes, long- and short-term borrowings from its $800.0 revolving credit facility, term loans, and the issuance of common shares. The unused capacity of the revolving credit facility at December 31, 2020, was $786.5 (2019 – $282.6). The Company believes that it has sufficient resources to meet obligations associated with its financial liabilities.
The timing of undiscounted cash outflows relating to financial liabilities is outlined in the table below:

	Total	Less than 1 Year	1 to 3 Years	After 3 Years
	$	$	$	$
December 31, 2020
Bank indebtedness	4.7	4.7	—	—
Trade and other payables	576.0	576.0	—	—
Lease liabilities	740.3	127.8	226.9	385.6
Long-term debt	683.2	47.6	334.7	300.9
Other financial liabilities	8.2	0.9	7.2	0.1
Total contractual obligations	2,012.4	757.0	568.8	686.6
December 31, 2019
Bank indebtedness	19.5	19.5	—	—
Trade and other payables	576.4	576.4	—	—
Lease liabilities	810.5	138.5	255.0	417.0
Long-term debt	863.0	47.2	366.9	448.9
Other financial liabilities	4.8	0.9	1.8	2.1
Total contractual obligations	2,274.2	782.5	623.7	868.0

Interest rate risk
The Company is subject to interest rate cash flow risk to the extent that its revolving credit facility and term loan are based on floating interest rates. However, this risk has been largely mitigated by our fixed rate senior unsecured notes (note 17) and our interest rate swap on the term loan. The Company is also subject to interest rate pricing risk to the extent that its investments held for self-insured liabilities include fixed-rate government and corporate bonds.

Foreign exchange risk
Foreign exchange risk is the risk that the fair value of the future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Foreign exchange gains or losses in net income arise on the translation of foreign currency-denominated assets and liabilities (such as trade and other receivables, trade and other payables, and long-term debt) held in the Company’s Canadian operations and foreign subsidiaries. The Company manages its exposure to foreign exchange fluctuations on these items by matching foreign currency assets with foreign currency liabilities and through the use of foreign currency forward contracts.

Foreign exchange fluctuations may also arise on the translation of the Company’s US-based subsidiaries or other foreign subsidiaries, where the functional currency is different from the Canadian dollar, and are recorded in other comprehensive income. The Company does not hedge for this foreign exchange risk.

Price risk
The Company’s investments held for self-insured liabilities are exposed to price risk arising from changes in the market values of the equity securities. This risk is mitigated because the portfolio of equity funds is monitored regularly and appropriately diversified.

A 1.0% increase or decrease in equity prices at December 31, 2020, would increase or decrease the Company’s net income by $1.3, respectively.